Share-based Payments - Summary of Stock Option Activity and Related Information (Detail) - Employee stock options [member]	12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of year	4,876,673	4,073,451	4,100,310
Number of options, granted	756,516	1,935,997	804,923
Number of options, exercised	(876,309)	(990,934)	(815,767)
Number of options, forfeited in the year	(42,443)	(133,581)	(13,380)
Number of options, cancelled/expired	(1,274)	(8,260)	(2,635)
Number of options, outstanding at end of year	4,713,163	4,876,673	4,073,451
Exercisable at end of year	1,898,125	1,988,449	1,485,607
Number of options, available for grant | shares	10,990,698	1,777,497	2,452,442
Weighted average exercise price, outstanding at beginning of year	$ 84.28	$ 86.92	$ 82.62
Weighted average exercise price, granted	120.02	75.83	97.73
Weighted average exercise price, exercised	67.84	76.78	75.86
Weighted average exercise price, forfeited in the year	103.98	99.77	91.99
Weighted average exercise price, cancelled/expired	45.08	58.99	87.36
Weighted average exercise price, outstanding at end of year	91.05	84.28	86.92
Weighted average exercise price, exercisable at end of year	$ 71.89	$ 64.28	$ 74.94